Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 17, 2012
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2012
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIAX
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIDX
UBS Multi-Asset Income Fund (Prospectus Summary) | UBS Multi-Asset Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIYX